Financial risk management, objectives and policies, ING Credit Facility (Details) $ in Thousands		12 Months Ended
	Jan. 31, 2023 USD ($) Borrower	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Credit Facility [Abstract]
Borrowings		$ 396,696	$ 522,299
ING Credit Facility [Member]
Credit Facility [Abstract]
Frequency of periodic repayment		quarterly
ING Credit Facility [Member] | Subsequent events [Member]
Credit Facility [Abstract]
Borrowings	$ 405,000
Uncommitted incremental facility	$ 100,000
Number of borrowers | Borrower	10
Debt repayment installment amount	$ 6,300
ING Credit Facility [Member] | SOFR [Member] | Subsequent events [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis	1.90%
Percentage of historical Credit Adjustment Spread (CAS)	0.0026
ING Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings		135.00%
Credit facility covenant, required adjusted tangible net worth		$ 300,000
Credit facility covenant, required percentage of adjusted tangible net worth to total assets		25.00%
Credit facility covenant, required unencumbered consolidated cash		$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt		6.00%